Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash	$ 3,163		$ 3,163		$ 25,000	$ 546,210
Marketable securities held in trust account					$ 0
Federal deposit insurance corporation coverage, amount	$ 250,000		$ 250,000			$ 250,000
Effective Income Tax Rate Reconciliation, Percent	82.35%	0.00%	252.00%	0.00%	0.00%	26.30%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				21.00%	21.00%	21.00%
Income tax expense benefit	$ 230,607		$ 481,374			$ 206,393
Cash Equivalents, at Carrying Value						0
Working capital deficit	$ 2,607,549		$ 2,607,549			$ 358,499
Common Class A [Member]
Warrants are exercisable to purchase, shares						11,757,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	11,757,500		11,757,500